Financial Instruments	12 Months Ended
Dec. 31, 2021
Financial Instruments
Financial Instruments
8.	Financial Instruments

Categories of Financial Instruments

	December 31 2021	December 31 2020
Financial assets
Amortized cost
Cash	$84,873	$10,096
Receivables	—	38
	$84,873	$10,134

Financial liabilities
Amortized cost
Accounts payable and accrued liabilities	$26,573	$4,316
Deferred acquisition costs	—	3,440
Fair value through profit or loss - Warrants liability	3,126	—
	$29,699	$7,756